Securities, Held-to-Maturity Securities with Unrealized Losses in Continuous Unrealized Loss Position (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Held-to-maturity Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than 12 Months - Fair Value	$ 204
12 Months or More - Fair Value	0
Fair Value	204
Held-to-maturity Securities with Unrealized Loss Position, Unrealized Loss [Abstract]
Less Than 12 Months - Unrecognized Loss	(1)
12 Months or More - Unrecognized Loss	0
Unrecognized Loss	(1)
Obligations of States and Political Subdivisions [Member]
Held-to-maturity Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than 12 Months - Fair Value	204
12 Months or More - Fair Value	0
Fair Value	204
Held-to-maturity Securities with Unrealized Loss Position, Unrealized Loss [Abstract]
Less Than 12 Months - Unrecognized Loss	(1)
12 Months or More - Unrecognized Loss	0
Unrecognized Loss	$ (1)